Expense Example - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Core ETF - Fidelity Fundamental Large Cap Core ETF
Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	124
5 years	217
10 years	$ 491